Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
Components of accrued expenses
Accrued payroll and personnel costs	$ 8,756	$ 8,781	$ 5,549
Reseller fees		6	259
Current portion of deferred rent	624	577	230
Other	1,397	1,380	756
Total Accrued Expenses	$ 10,777	$ 10,744	$ 6,794